Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18:- SUBSEQUENT EVENTS

On March 26, 2025, the Company entered into a $4 million credit line agreement (the “Credit Facility”) with United Mizrahi-Tefahot Bank Ltd. (the “Bank”), on accepted commercial terms for similarly-sized companies. Loans from the credit line will have a maturity date of up to three months. For loans with a maturity date exceeding one month (up to three months), the interest will be paid on a monthly basis. For loans with a shorter maturity date, the interest will be paid on the maturity date. The Credit Facility will be in force for a period of 12 months from the date of the agreement. The Credit Facility is secured by all of the assets of the Company. In addition, the Credit Facility includes certain customary information rights in favor of the Bank, restrictive covenants of the Company and of Maris North America Inc., the Company’s U.S. subsidiary, and the agreement by two shareholders of the Company to certain subordination restrictions with respect to loans they have provided to the Company.